Trust specific information (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Physical platinum bullion	$ 76,578	$ 70,967
Physical palladium bullion	$ 50,226	43,126
Percent value of net assets of the Trust	0.50%
Capital losses available for tax purposes	$ 473	463
Currency risk [member]
IfrsStatementLineItems [Line Items]
Other assets and accounts payable	$ (176)	$ (33)
Concentration Risk [Member]
IfrsStatementLineItems [Line Items]
Physical platinum	53.40%	44.30%
Physical palladium	46.20%	55.40%
Scenario [Member]
IfrsStatementLineItems [Line Items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%
Scenario [Member] | Other price risk [member]
IfrsStatementLineItems [Line Items]
Percentage increase in market value of platinum and palladium	1.00%
Increase (decrease) in equity	$ 1,200	$ 1,400
Percentage decrease in market value of platinum and palladium	1.00%